Financial information by segment, Revenues and Further Adjusted EBITDA (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Customer	Dec. 31, 2016 USD ($) Customer	Dec. 31, 2015 USD ($)
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	3	3
Revenue	$ 1,008,381	$ 971,797	$ 790,881
Further Adjusted EBITDA	$ 779,310	$ 763,310	624,218
Renewable Energy [Member]
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	2	2
Revenue	$ 767,226	$ 724,325	543,012
Further Adjusted EBITDA	$ 569,193	$ 538,427	413,933
Efficient Natural Gas [Member]
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	1	1
Revenue	$ 119,784	$ 128,046	138,717
Further Adjusted EBITDA	106,140	106,492	107,671
Electric Transmission [Member]
Financial information by segment [Abstract]
Revenue	95,096	95,137	86,393
Further Adjusted EBITDA	87,695	104,795	89,047
Water [Member]
Financial information by segment [Abstract]
Revenue	26,275	24,288	22,759
Further Adjusted EBITDA	16,282	13,596	13,567
North America [Member]
Financial information by segment [Abstract]
Revenue	332,705	337,061	328,139
Further Adjusted EBITDA	282,328	284,691	279,559
South America [Member]
Financial information by segment [Abstract]
Revenue	120,797	118,764	112,480
Further Adjusted EBITDA	108,766	124,599	110,905
EMEA [Member]
Financial information by segment [Abstract]
Revenue	554,879	515,972	350,262
Further Adjusted EBITDA	$ 388,216	$ 354,020	$ 233,754